SCHEDULE OF CLASSIFIED FINANCIAL ASSETS AND LIABILITIES (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Cash and cash equivalents	$ 37,143,759	$ 3,019,069	$ 9,229,845	$ 14,941,775
Short-term investments	16,672,811
Accounts receivable	7,257		62,842
Accounts payable and accrued liabilities	(5,970,537)	(2,301,457)	(3,362,430)
Covid-19 government support loans		(30,200)	(29,520)
Contract liabilities			(274,192)
Convertible debt	(6,500,000)
Derivative warrant liability	$ (35,750,607)	$ (1,002,264)